Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) - Designated as hedging instruments - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, net investment hedges	$ 43
Gains (losses) recognized in AOCI, net investment hedges		$ 18	$ (31)
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)	23	0	0
Foreign-currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	(1)
Gains (losses) recognized in AOCI, cash flow hedges		(12)	45
Gains (losses) reclassified from AOCI, cash flow hedges	1
Gains (losses) reclassified from AOCI, cash flow hedges		1	1
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	3
Gains (losses) recognized in AOCI, cash flow hedges		6	8
Gains (losses) reclassified from AOCI, cash flow hedges	$ (7)
Gains (losses) reclassified from AOCI, cash flow hedges		$ (10)	$ (11)